GROUP ENTITIES (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Schedule of interests in subsidiaries

As at December 31		Ownership Interest
(percentages)	Jurisdiction	2025	2024
Pembina Pipeline	Alberta	100	100
Pembina Empress NGL Partnership	Alberta	100	100
Pembina Holding Canada L.P.	Alberta	100	100
Pembina Infrastructure and Logistics L.P.	Alberta	100	100
Pembina Midstream Limited Partnership	Alberta	100	100
Pembina Oil Sands Pipeline L.P.	Alberta	100	100
Aux Sable Liquid Products L.P.	Delaware U.S.	100	100
Alliance Pipeline Limited Partnership	Alberta	100	100
Alliance Pipeline L.P.	Delaware U.S.	100	100
Pembina Cochin LLC	Delaware U.S.	100	100